Annual Fund Operating Expenses - Retail Class [Member] - TF Core Plus Completion Fund	Feb. 12, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
No Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	0.00%

[1]	Neither the fund’s investment manager, TAM, nor the fund’s sub-adviser, AUIM, charges a fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and TAM and AUIM will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.
[2]	Other expenses are based on estimates for the current fiscal year.
[3]	Contractual arrangements have been made with the fund’s investment manager, TAM, through March 1, 2027 to waive and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.00%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), brokerage, taxes, brokerage commissions, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2027 without the Board of Trustees’ consent.